Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (79,065)	$ 15,527	$ (4,783)
Available-for-sale securities:
Unrealized gains (losses) arising during the period, net of tax	(16,912)	(2,423)	1,946
Losses (gains) reclassified into net income (loss), net of tax	10	(32)	(465)
Net change	(16,902)	(2,455)	1,481
Cash flow hedges:
Changes in unrealized gains (losses), net of tax	(3,450)	415	285
Losses (gains) reclassified into net income (loss), net of tax	2,357	(122)	(294)
Net change	(1,093)	293	(9)
Foreign currency translation adjustment			418
Total other comprehensive income (loss), net of tax	(17,995)	(2,162)	1,890
Comprehensive income (loss)	$ (97,060)	$ 13,365	$ (2,893)